Gains and losses on disposal and main changes in scope of consolidation - Telekom Romania Communication IFRS3 (Details) - Telekom Romania Communications [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Purchase price related to the acquisition of the 54% share		€ 296
Fair value of non controlling interests		251
Acquisition cost		547
Net identifiable assets acquired (liabilities assumed)		275
Preliminary goodwill		€ 272
Contribution to Group revenues	€ 139